EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

17.	EQUITY METHOD INVESTMENTS

On April 15, 2021 we completed the GMLP and Hygo Mergers and retrospectively presented our share of earnings/(losses) in Golar Partners and Hygo, and the associated carrying values of our equity accounted investments as net income/(loss) from discontinued operations (note 14).

At December 31, 2021 and 2020, we have the following participation in investments that are recorded using the equity method:

	2021	2020
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Avenir LNG Limited (“Avenir”)	23.5%	23.1%

The carrying amounts of our investments in our equity method investments as at December 31, 2021 and 2020 are as follows:

(in thousands of $)	2021	2020
Avenir	47,913	39,984
ECGS	4,302	4,401
Total equity method investments	52,215	44,385

The components of our equity method investments are as follows:

(in thousands of $)	2021	2020
Balance as of January 1	44,385	32,816
Additions	6,750	11,250
Capitalized interest	—	857
Net income/(losses) from equity method investments	1,080	(538)
Balance as at December 31	52,215	44,385
ECGS

In December 2005, we entered into an agreement with the Egyptian Natural Gas Holding Company and HK Petroleum Services to establish a jointly owned company, ECGS, to develop operations in Egypt, particularly in hydrocarbon and LNG related areas.

In March 2006, we acquired 0.5 million common shares in ECGS at a subscription price of $1 per share. This represents a 50% interest in the voting rights of ECGS and, in December 2011, ECGS called up its remaining share capital amounting to $7.5 million. Of this, we paid $3.75 million to maintain our 50% equity interest. ECGS does not have quoted market price because the company is not publicly traded.

As ECGS is jointly owned and operated, we have adopted the equity method of accounting for our 50% investment in ECGS, as we consider we have joint control.

Avenir

In October 2018, Golar, Stolt-Nielsen Ltd, (“Stolt-Nielsen”), Höegh LNG Holdings Limited (“Höegh”) entered into a joint $182.0 million investment in Avenir. Golar had contributed $24.8 million in exchange for an initial shareholding of 25% of Avenir. The other shareholders, Höegh and Stolt-Nielsen held initial shareholdings of 25% and 50%, respectively. In November 2018, Avenir announced a private placement of 110 million new shares at a par value price of $1.00 per share. Stolt-Nielsen, Golar and Höegh subscribed for 49.5 million, 24.75 million and 24.75 million shares, respectively. Institutional and other professional investors had subscribed for the remaining 11 million shares. The ownership of Avenir held by Stolt-Nielsen, Golar and Höegh after the placement was diluted to 45%, 22.5% and 22.5%, respectively.

In March 2020, Avenir issued an equity shortfall notice of $45.0 million which was funded through issuance of additional shares at a par value of $1.00 per share. As of December 31, 2021, we had fully injected our committed equity of $18.0 million to Avenir, bringing our total contribution to Avenir of $42.75 million, representing 23.5% ownership.

Interest costs capitalized on the investment in Avenir for the years ended December 31, 2021 and 2020, were $nil and $0.9 million respectively.